DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)			11 Months Ended
	Dec. 03, 2021	Feb. 12, 2021	Dec. 02, 2021	Dec. 31, 2022	Dec. 31, 2021	Oct. 27, 2021	Aug. 19, 2021	Dec. 31, 2020
Cash			$ 5,301,000	$ 17,537,000	$ 140,478,000
Foresight Acquisition Corp
Entity incorporation, date of incorporation			Aug. 20, 2020
Proceeds from issuance of IPO			$ 309,924,999
Proceeds from sale of Private Placements Warrants			8,325,000
Stock issuance costs		$ 6,827,967
Underwriting fees		6,325,000
Other offering costs		$ 502,967
Restricted investments term		185 days
Aggregate purchase price			8,044,125
Cash			100,935					$ 179,512
Assets held-in-trust, noncurrent			316,267,136
Net working capital			20,793,627
Franchise tax payable			200,000
Foresight Acquisition Corp | P3 Health Group, LLC [Member]
Business acquisition, percentage of voting interest acquired	17.10%
Foresight Acquisition Corp | Sponsor | Working capital loans
Working capital initial commitment amount							$ 300,000
Working capital loans additional commitment amount						$ 600,000
Working capital loans commitment amount			$ 900,000
Foresight Acquisition Corp | Private Placement [Member]
Number of shares issued			832,500
Foresight Acquisition Corp | Private Placement [Member] | Sponsor
Number of shares issued		832,500
Shares issued price per share		$ 10.00
Proceeds from sale of Private Placements Warrants		$ 8,325,000
Common Class A [Member]
Number of shares issued	8,700,000
Common Class A [Member] | Private Placement [Member]
Number of shares issued	20,400,000
Common Class A [Member] | Foresight Acquisition Corp | Blocker | Transaction and Combination Agreement
Purchase consideration	8,732,517
Number of shares held by escrow agent	723,291
Common Class A [Member] | Foresight Acquisition Corp | Private placement pursuant to subscription agreements
Number of shares issued	20,370,307
Share price	$ 10.00
Aggregate purchase price	$ 203,700,000
Common Class A [Member] | Foresight Acquisition Corp | IPO [Member]
Number of shares issued		31,625,000
Shares issued price per share		$ 10.00
Proceeds from issuance of IPO		$ 316,250,000
Common Class A [Member] | Foresight Acquisition Corp | Over-Allotment Option [Member]
Number of shares issued		4,125,000
Class V Common [Member] | Foresight Acquisition Corp | P3 Sellers | Merger Agreement
Purchase consideration	202,024,923
Number of shares held by escrow agent	17,923,782